Financial Risk Management and Fair Values of Financial Instruments - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-derivative financial liabilities
Short-term borrowings	$ 1,075,904	$ 5,250,233
Bonds payable		313,189
Long-term borrowings	9,686,380	5,712,422
Lease liabilities	5,261,424	6,202,775
Guarantee deposits	250,869	131,607
Financial liabilities at amortized cost	1,912,134	2,060,032
Contingent consideration	7,869,087	60,664
Non-derivative financial liabilities total	18,186,711	19,730,922
Within 1 year [Member]
Non-derivative financial liabilities
Short-term borrowings	1,075,904	5,250,233
Bonds payable		313,189
Long-term borrowings	4,400,252	2,492,776
Lease liabilities	955,124	1,011,259
Guarantee deposits	250,869	131,607
Financial liabilities at amortized cost	27,438	134,392
Contingent consideration		60,664
Non-derivative financial liabilities total	6,709,587	9,394,120
1 to 3 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Bonds payable
Long-term borrowings	3,238,512	2,675,634
Lease liabilities	1,250,681	1,311,439
Guarantee deposits
Financial liabilities at amortized cost	1,017,978	826,907
Contingent consideration
Non-derivative financial liabilities total	5,507,171	4,813,980
3 to 5 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Bonds payable
Long-term borrowings	440,561	492,608
Lease liabilities	1,242,693	1,311,439
Guarantee deposits
Financial liabilities at amortized cost	866,718	803,478
Contingent consideration
Non-derivative financial liabilities total	2,549,972	2,607,525
Over 5 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Bonds payable
Long-term borrowings	1,607,055	51,404
Lease liabilities	1,812,926	2,568,638
Guarantee deposits
Financial liabilities at amortized cost		295,255
Contingent consideration
Non-derivative financial liabilities total	$ 3,419,981	$ 2,915,297